Summary of Significant Accounting Policies and Related Matters (Narrative) (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 22, 2014 USD ($) $ / shares shares	Jan. 29, 2014 USD ($) $ / shares shares	Nov. 30, 2015 subsidiary	Dec. 31, 2015 USD ($) segment business_segment $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($)
Subsidiary, Sale of Stock [Line Items]
Number of shares sold with the completion of the IPO | shares		50,000,000
Common stock, par value | $ / shares				$ 0.01	$ 0.01
Shares of common stock issued in initial public offering, net of offering costs		$ 992,600
Proceeds from issuance of common stock sold in our IPO, net of offering costs				$ (129)	$ 597,088	$ 0
Shares of common stock outstanding | shares				136,387,194	136,280,766
Number of reporting segments | business_segment				3
Impairment expense on oil and gas properties				$ 18,250	$ 0	0
(Gain) loss from sale of interest in gas properties				(953)	0	4,230
Unproved properties				1,050,000	1,015,400
Amortization of intangibles				1,632	1,156	0
Accumulated amortization for deferred financing costs				8,600	3,500
Amortization of deferred financing costs				$ 5,124	$ 2,495	$ 5,230
Federal income tax statutory rate				35.00%
Number of segments | segment				3
Gathering pipelines and compressor stations
Subsidiary, Sale of Stock [Line Items]
Estimated useful life				60 years
Water pipelines, pumping stations, and impoundment facilities | Minimum
Subsidiary, Sale of Stock [Line Items]
Estimated useful life				10 years
Water pipelines, pumping stations, and impoundment facilities | Maximum
Subsidiary, Sale of Stock [Line Items]
Estimated useful life				15 years
Unproved Oil and Gas Properties
Subsidiary, Sale of Stock [Line Items]
Impairment expense on oil and gas properties				$ 7,300
Proved Oil and Gas Properties | Significant Unobservable Inputs (Level 3) | Income Approach Valuation Technique
Subsidiary, Sale of Stock [Line Items]
Assumed discount rate percentage				13.50%
Proved Oil and Gas Properties | Upper Devonian Proved Properties | Significant Unobservable Inputs (Level 3) | Income Approach Valuation Technique
Subsidiary, Sale of Stock [Line Items]
Impairment expense on oil and gas properties				$ 10,900
Write down on proved properties				7,300
Marcellus Joint Venture
Subsidiary, Sale of Stock [Line Items]
Cash paid for acquisitions		$ 100,000
Interest in Marcellus joint venture acquired		50.00%			50.00%	50.00%
Number of shares issued in initial public offering | shares		9,523,810
Marcellus Joint Venture | Customer Lists
Subsidiary, Sale of Stock [Line Items]
Amortization of intangibles				$ 1,632	$ 1,156
Momentum Acquisition | Customer Lists
Subsidiary, Sale of Stock [Line Items]
Period of initial contract terms				10 years
Amortization period for customer contracts				30 years
Amortization of intangibles				$ 1,600
2016				1,600
2017				1,600
2018				1,600
2019				1,600
2020				$ 1,600
Momentum Acquisition | Minimum | Customer Lists
Subsidiary, Sale of Stock [Line Items]
Period of renewal options				1 year
Momentum Acquisition | Maximum | Customer Lists
Subsidiary, Sale of Stock [Line Items]
Period of renewal options				5 years
IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares sold with the completion of the IPO | shares		30,000,000
Common stock, par value | $ / shares		$ 0.01
Public offering price per share | $ / shares		$ 21.00
Proceeds from issuance of common stock sold in our IPO, net of offering costs		$ 593,600
Underwriting discounts and commissions		$ 36,400
Shares of common stock outstanding | shares		127,523,810
Tax impact of our IPO and corporate reorganization					$ (162,320)
IPO | Deferred Tax Liability Recorded In Equity
Subsidiary, Sale of Stock [Line Items]
Tax impact of our IPO and corporate reorganization		$ 162,300
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Number of shares sold with the completion of the IPO | shares		6,000,000
Mr. Daniel J. Rice III | IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in initial public offering | shares		2,356,844
Rice Partners | PA and OH Water Disposition
Subsidiary, Sale of Stock [Line Items]
Number of subsidiaries acquired by RMP | subsidiary			2
Rice Partners | IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in initial public offering | shares		20,000,000
Incentive Unitholders | IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in initial public offering | shares		160,831
Rice Drilling B | IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in initial public offering | shares		1,728,852
Rice Midstream Partners LP
Subsidiary, Sale of Stock [Line Items]
Ownership interest percentage in Rice Midstream Partners LP	50.00%			41.00%
Rice Midstream Holdings LLC ownership percentage in Rice Midstream Partners LP	50.00%			59.00%
Rice Midstream Partners LP | IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares sold with the completion of the IPO | shares	28,750,000
Public offering price per share | $ / shares	$ 16.50
Proceeds from issuance of common stock sold in our IPO, net of offering costs	$ 441,700
Rice Midstream Partners LP | Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Number of shares sold with the completion of the IPO | shares	3,750,000
Selling Stockholder | IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares sold with the completion of the IPO | shares		14,000,000
Shares of common stock issued in initial public offering, net of offering costs		$ 399,000
Underwriting discounts and commissions		$ 21,000
NGP Holdings | NGP Holdings | IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in initial public offering | shares		43,452,550
Rice Holdings | Rice Holdings | IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in initial public offering | shares		20,300,923